Leases	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Leases

Note 14. Leases

As part of the Restructuring Plan in the third quarter of 2022 (refer to Note 18 - Restructuring), the Company decided not to use two leased facilities in its operations and attempted to sublease the vacant space to recover a portion of the total lease costs. The Company’s decision to not use the leased facilities moved the related ROU assets and leasehold improvements into their own asset groups and triggered an impairment assessment over those asset groups. The impairment assessments, along with continued quarterly reassessments, resulted in the Company recording impairment charges to the related ROU assets and leasehold improvements during the years ended December 31, 2023 and 2022 as further described in Note 18 - Restructuring.

During the fourth quarter of 2024, the Company began to utilize one of these two leased facilities, while the other unused facility remained its own asset group. The Company continued to reassess the ROU asset and leasehold improvements from the unused facility and there were no impairments recorded in 2024.

The carrying value of ROU assets and leasehold improvements for facilities not being used as of December 31, 2024 and 2023 were $0.8 million and $10.1 million, respectively.

Substantially all of the Company’s leases are located in North America.

The components of the lease costs and supplemental cash flow information relating to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$4,949	$5,209	$5,488
Short-term and variable lease cost	4,359	3,996	3,417
Total lease cost	$9,308	$9,205	$8,905

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$8,554	$8,935
Weighted average remaining lease term - operating leases (years)	5.8	6.8
Weighted average discount rate - operating leases	7.92%	7.86%

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2024
2025	$7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	46,111
Less: imputed interest	(8,740)
Total operating lease liabilities	$37,371

Operating lease balances presented on the Consolidated Balance Sheets were as follows (in thousands):

As of December 31, 2024
Operating lease ROU assets	$16,339

Operating lease liabilities	$4,756
Operating lease liabilities, net of current portion	32,615
Total operating lease liabilities	$37,371